SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Disclosure of detailed information about intangible assets with indefinite useful life [Table Text Block]	Patents - 5 years Rights - 2 years Intellectual Property - 7 years
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Building	- 4% declining-balance
Production equipment	- 20% declining-balance
Leasehold improvements	- 5 year straight-line
Prototypes	- 2 year straight-line